Assets held for sale and Vessels and drydock (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Operating vessels rollforward
The following is a rollforward of the activity within Vessels and drydock from January 1, 2022 through June 30, 2022.

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2022	$4,782,886	$135,471	$4,918,357
Additions (1)	16,713	8,860	25,573
Disposal of vessels (2)	(758,250)	(22,641)	(780,891)
Fully depreciated assets (3)	—	(3,222)	(3,222)
As of June 30, 2022	4,041,349	118,468	4,159,817

Accumulated depreciation
As of January 1, 2022	(1,020,407)	(55,879)	(1,076,286)
Charge for the period	(73,515)	(11,644)	(85,159)
Disposal of vessels (2)	136,581	6,560	143,141
Fully depreciated assets (3)	—	3,222	3,222
As of June 30, 2022	(957,341)	(57,741)	(1,015,082)
Net book value
As of June 30, 2022	$3,084,008	$60,727	$3,144,735

Net book value
As of December 31, 2021	$3,762,479	$79,592	$3,842,071
(1)Additions during the six months ended June 30, 2022 primarily relate to the various costs relating to drydocks, ballast water treatment systems, and scrubber installations.
(2)Represents the net book value of 17 vessels, consisting of three LR2s (STI Savile Row, STI Carnaby and STI Nautilus), 12 LR1s (STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision), and two MRs (STI Fontvieille and STI Benicia) which were contracted to be sold during the six months ended June 30, 2022. These transactions are described above.
(3)Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.
Summary of cost capitalized
The following is a summary of the cost types that were capitalized during the six months ended June 30, 2022:

In thousands of U.S. dollars	Drydock (1)	Notional component of scrubber	Total drydock additions	Scrubber (1)	BWTS (1)	Other equipment	Capitalized interest	Total vessel additions
	$8,710	$150	$8,860	$14,003	$2,349	$268	$93	$16,713
(1)Additions during the six months ended June 30, 2022 includes new costs and adjustments to costs accrued in prior periods relating to drydocks, ballast water treatment system, and scrubber installations.
Schedule of future expected payments for purchase commitments	The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of June 30, 2022 (1):

In thousands of U.S. dollars	As of June 30, 2022
Less than 1 month	$—
1-3 months	3,187
3 months to 1 year	8,712
1-5 years	3,154
5+ years	—
Total	$15,053
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.